Long-term debt (Schedule of Long-Term debt) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 8,461	$ 8,150	$ 6,537
Less: Current portion	(88)	(81)
Long-term debt	$ 8,373	8,069
Repayment borrowings term	In June 2019, the Corporation amended its loan agreement with the Province. Previously, the maturity date of the loan was August 9, 2020. The Corporation shall now start repaying the balance of the principal amount on the first day of January 2021, by making 60 monthly principal payments of $83 plus interest from January 2021 to December 2025. The annual interest rate remains at the Province’s cost of funds plus 1%.
Interest rate	11.00%
Atlantic Canada Opportunities Agency [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,404	1,202
Repayment start date	December 1, 2008
Repayment borrowings term	Annual repayments, commencing December 1, 2008, are calculated as a percentage of gross revenue for the preceding fiscal year, at 2% when gross revenues are less than $5,000 and 5% when gross revenues are greater than $5,000.
Proceeds from borrowings net	$ 3,744	3,744
Atlantic Canada Opportunities Agency [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	3,786
ACOA Atlantic Innovation Fund [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,237	1,034
Repayment start date	December 1, 2011
Repayment borrowings term	Annual repayments, commencing December 1, 2011, are calculated as a percentage of gross revenue for the preceding fiscal year, at 2% when gross revenues are less than $5,000 and 5% when gross revenues are greater than $5,000.
Proceeds from borrowings net	$ 2,995	2,995
ACOA Atlantic Innovation Fund [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	3,000
ACOA Business Development Program [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 180	238
Repayment start date	October 2015
Repayment borrowings term	Repayable in monthly payments beginning October 2015 of $3 until October 2017 and $6 until September 2022.
Proceeds from borrowings net	$ 180	251
ACOA Business Development Program [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	395
ACOA Atlantic Innovation Fund One [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,481	957
Repayment start date	September 1, 2014
Repayment borrowings term	Annual repayments commencing September 1, 2014, are calculated as a percentage of gross revenue from specific product(s) for the preceding fiscal year, at 5% for the first 5 year period and 10%, thereafter.
Proceeds from borrowings net	$ 2,944	2,944
ACOA Atlantic Innovation Fund One [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	2,944
TNC 120-140 Eileen Stubbs Ltd [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 279	300
Repayment borrowings term	Repayable in monthly payments beginning upon receipt of the final instalment of the loan until May 31, 2028.
Proceeds from borrowings net	$ 279	300
Interest rate	8.00%
TNC 120-140 Eileen Stubbs Ltd [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 300,000
Province of Nova Scotia Secured Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 3,880	4,419
Repayment borrowings term	Repayable in monthly payments beginning January 1, 2021 of $83 plus interest until December 2025.
Proceeds from borrowings net	$ 5,000	$ 5,000
Interest rate	1.00%
Province of Nova Scotia Secured Loan [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 5,000